Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Russell Investment Funds
RUSSELL INVESTMENT FUNDS
Supplement dated June 3, 2026, to
PROSPECTUS DATED MAY 1, 2026
I. STRATEGIC BOND FUND RISK/RETURN SUMMARY:

(i)
The following is added before the second to the last sentence of the fourth paragraph in the sub‑section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Strategic Bond Fund in the Prospectus listed above:

The Fund may invest in pooled investment vehicles, including other investment companies such as exchange traded funds. Pooled investment vehicles in which the Fund may invest include affiliated investment companies.

(ii)
The following is added before the last sentence of the fourth paragraph in the sub‑section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Strategic Bond Fund in the Prospectus listed above:

In addition, the Fund may invest a portion of its cash in an affiliated exchange traded fund that provides active management exposures consistent with the Fund’s preferred positioning.

(iii)	The following risks are added to the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Strategic Bond Fund in the Prospectus listed above:
Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of the Fund as well as to the expenses and risks of the underlying investment companies.
Affiliated ETFs Risk. The Fund may invest in ETFs managed by RIM (“affiliated ETFs”). To the extent the Fund holds a large portion of the outstanding shares of an affiliated ETF and/or represents a large percentage of the trading volume of an affiliated ETF, this could prevent the Fund from selling shares of the affiliated ETF on the exchange at such times or price or in such amounts as it may otherwise desire. In addition, RIM may have an incentive to consider the effect on an affiliated ETF in which the Fund invests in determining whether, and under what circumstances, the Fund purchases and sells shares of that affiliated ETF. Although RIM takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund.
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated June 3, 2026, to
PROSPECTUS DATED MAY 1, 2026
I. MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The following risk associated with investing in the Underlying Funds is added to the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each Fund in the Prospectus listed above:
Affiliated ETFs Risk. Certain Underlying Funds may invest in ETFs managed by RIM (“affiliated ETFs”). To the extent the Underlying Fund holds a large portion of the outstanding shares of an affiliated ETF and/or represents a large percentage of the trading volume of an affiliated ETF, this could prevent the Underlying Fund from selling shares of the affiliated ETF on the exchange at such times or price or in such amounts as it may otherwise desire. In addition, RIM may have an incentive to consider the effect on an affiliated ETF in which the Underlying Fund invests in determining whether, and under what circumstances, the Underlying Fund purchases and sells shares of that affiliated ETF. Although RIM takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Underlying Fund.

Equity Aggressive Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated June 3, 2026, to
PROSPECTUS DATED MAY 1, 2026
I. MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The following risk associated with investing in the Underlying Funds is added to the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each Fund in the Prospectus listed above:
Affiliated ETFs Risk. Certain Underlying Funds may invest in ETFs managed by RIM (“affiliated ETFs”). To the extent the Underlying Fund holds a large portion of the outstanding shares of an affiliated ETF and/or represents a large percentage of the trading volume of an affiliated ETF, this could prevent the Underlying Fund from selling shares of the affiliated ETF on the exchange at such times or price or in such amounts as it may otherwise desire. In addition, RIM may have an incentive to consider the effect on an affiliated ETF in which the Underlying Fund invests in determining whether, and under what circumstances, the Underlying Fund purchases and sells shares of that affiliated ETF. Although RIM takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Underlying Fund.

Strategic Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Russell Investment Funds
RUSSELL INVESTMENT FUNDS
Supplement dated June 3, 2026, to
PROSPECTUS DATED MAY 1, 2026
I. STRATEGIC BOND FUND RISK/RETURN SUMMARY:

(i)
The following is added before the second to the last sentence of the fourth paragraph in the sub‑section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Strategic Bond Fund in the Prospectus listed above:

The Fund may invest in pooled investment vehicles, including other investment companies such as exchange traded funds. Pooled investment vehicles in which the Fund may invest include affiliated investment companies.

(ii)
The following is added before the last sentence of the fourth paragraph in the sub‑section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Strategic Bond Fund in the Prospectus listed above:

In addition, the Fund may invest a portion of its cash in an affiliated exchange traded fund that provides active management exposures consistent with the Fund’s preferred positioning.

(iii)	The following risks are added to the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Strategic Bond Fund in the Prospectus listed above:
Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of the Fund as well as to the expenses and risks of the underlying investment companies.
Affiliated ETFs Risk. The Fund may invest in ETFs managed by RIM (“affiliated ETFs”). To the extent the Fund holds a large portion of the outstanding shares of an affiliated ETF and/or represents a large percentage of the trading volume of an affiliated ETF, this could prevent the Fund from selling shares of the affiliated ETF on the exchange at such times or price or in such amounts as it may otherwise desire. In addition, RIM may have an incentive to consider the effect on an affiliated ETF in which the Fund invests in determining whether, and under what circumstances, the Fund purchases and sells shares of that affiliated ETF. Although RIM takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund.

Moderate Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated June 3, 2026, to
PROSPECTUS DATED MAY 1, 2026
I. MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The following risk associated with investing in the Underlying Funds is added to the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each Fund in the Prospectus listed above:
Affiliated ETFs Risk. Certain Underlying Funds may invest in ETFs managed by RIM (“affiliated ETFs”). To the extent the Underlying Fund holds a large portion of the outstanding shares of an affiliated ETF and/or represents a large percentage of the trading volume of an affiliated ETF, this could prevent the Underlying Fund from selling shares of the affiliated ETF on the exchange at such times or price or in such amounts as it may otherwise desire. In addition, RIM may have an incentive to consider the effect on an affiliated ETF in which the Underlying Fund invests in determining whether, and under what circumstances, the Underlying Fund purchases and sells shares of that affiliated ETF. Although RIM takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Underlying Fund.

Balanced Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated June 3, 2026, to
PROSPECTUS DATED MAY 1, 2026
I. MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The following risk associated with investing in the Underlying Funds is added to the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each Fund in the Prospectus listed above:
Affiliated ETFs Risk. Certain Underlying Funds may invest in ETFs managed by RIM (“affiliated ETFs”). To the extent the Underlying Fund holds a large portion of the outstanding shares of an affiliated ETF and/or represents a large percentage of the trading volume of an affiliated ETF, this could prevent the Underlying Fund from selling shares of the affiliated ETF on the exchange at such times or price or in such amounts as it may otherwise desire. In addition, RIM may have an incentive to consider the effect on an affiliated ETF in which the Underlying Fund invests in determining whether, and under what circumstances, the Underlying Fund purchases and sells shares of that affiliated ETF. Although RIM takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Underlying Fund.

Aggressive Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated June 3, 2026, to
PROSPECTUS DATED MAY 1, 2026
I. MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The following risk associated with investing in the Underlying Funds is added to the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each Fund in the Prospectus listed above:
Affiliated ETFs Risk. Certain Underlying Funds may invest in ETFs managed by RIM (“affiliated ETFs”). To the extent the Underlying Fund holds a large portion of the outstanding shares of an affiliated ETF and/or represents a large percentage of the trading volume of an affiliated ETF, this could prevent the Underlying Fund from selling shares of the affiliated ETF on the exchange at such times or price or in such amounts as it may otherwise desire. In addition, RIM may have an incentive to consider the effect on an affiliated ETF in which the Underlying Fund invests in determining whether, and under what circumstances, the Underlying Fund purchases and sells shares of that affiliated ETF. Although RIM takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Underlying Fund.